SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2014
SHORT-TERM BORROWINGS

NOTE 16. SHORT-TERM BORROWINGS

As of December 31, 2013 and 2014, short-term borrowings totaled $4.4 million and $18.6 million, respectively. These amounts were borrowed from certain financial institutions. The annual interest rates on these borrowings ranged from 1.50 percent to 1.60 percent for 2013 and from 1.35 percent to 1.95 percent for 2014. The maturity dates fell in late January 2014 as of December 31, 2013, and fell in January and July 2015 as of December 31, 2014. As of December 31, 2013 and 2014, the weighted-average interest rate on total short-term borrowings was 1.52 percent and 1.72 percent, respectively.

As of December 31, 2013 and 2014, the total amount of unused lines of credit available for borrowing under these agreements was approximately $9.9 million and $1.1 million, respectively.

We pledged certain time deposits as collateral for borrowings from financial institutions. The pledged time deposits amounted to $0 and $7.5 million as of December 31, 2013 and 2014, respectively, and are included in restricted cash in the consolidated balance sheets.